PROPERTY, PLANT AND EQUIPMENT - Schedule of Renewable Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 115,489	$ 100,009
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	103,008	88,071
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	31,074	28,384
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(18,593)	(16,446)
Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	50,317	45,206
Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	30,588	28,838	$ 27,820
Additions, net of disposals and assets reclassified as held for sale	475	700
Acquisitions through business combinations, property, plant and equipment	2,366	661
Foreign currency translation	(1,091)	(343)
Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	28,138	24,238	20,465
Foreign currency translation	(565)	(380)
Fair value changes	4,819	4,153
Disposals, property, plant and equipment	(354)
Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(8,409)	(7,870)	(6,690)
Foreign currency translation	156	134
Disposals, property, plant and equipment	815	51
Depreciation expenses	(1,510)	(1,365)
Hydroelectric [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	32,693	29,033
Hydroelectric [Member] | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	13,871	13,899	14,074
Additions, net of disposals and assets reclassified as held for sale	734	425
Acquisitions through business combinations, property, plant and equipment	0	0
Foreign currency translation	(762)	(600)
Hydroelectric [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	23,973	19,865	16,927
Foreign currency translation	(473)	(283)
Fair value changes	4,581	3,221
Hydroelectric [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(5,151)	(4,731)	(4,412)
Foreign currency translation	114	181
Disposals, property, plant and equipment	22	17
Depreciation expenses	(556)	(517)
Wind Energy, Solar and Other | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	9,408	9,013
Wind Energy, Solar and Other | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	9,033	8,398	8,459
Additions, net of disposals and assets reclassified as held for sale	(907)	(9)
Acquisitions through business combinations, property, plant and equipment	1,643	0
Foreign currency translation	(101)	(52)
Wind Energy, Solar and Other | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,461	2,908	2,588
Foreign currency translation	(49)	(82)
Fair value changes	(44)	402
Disposals, property, plant and equipment	(354)
Wind Energy, Solar and Other | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(2,086)	(2,293)	(1,781)
Foreign currency translation	14	9
Disposals, property, plant and equipment	792	25
Depreciation expenses	(599)	(546)
Solar and Other [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	8,216	7,160
Solar and Other [Member] | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,684	6,541	5,287
Additions, net of disposals and assets reclassified as held for sale	648	284
Acquisitions through business combinations, property, plant and equipment	723	661
Foreign currency translation	(228)	309
Solar and Other [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,704	1,465	950
Foreign currency translation	(43)	(15)
Fair value changes	282	530
Solar and Other [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,172)	(846)	$ (497)
Foreign currency translation	28	(56)
Disposals, property, plant and equipment	1	9
Depreciation expenses	$ (355)	$ (302)